United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 January 26, 2010
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	59
Form 13 Information Table Value Total:  106,251 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ABM INDUSTRIES INC CMN		COM		000957100	 2,335 		113,000 SH		SOLE		-		113,000 -	-
AEROVIRONMENT, INC. CMN -	COM		008073108	 1,454 		50,000 	SH		SOLE		-		50,000 	-	-
AMER.SCIENCE & ENG.INC. CMN	COM		029429107	 2,579 		34,000 	SH		SOLE		-		34,000 	-	-
ANWORTH MORTGAGE ASSET CORP 	COM		037347101	 1,085 		155,000 SH		SOLE		-		155,000 -	-
ATLAS AIR WORLDWIDE HOLDINGS	COM		049164205	 745 		20,000 	SH		SOLE		-		20,000 	-	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	 941 		50,000 	SH		SOLE		-		50,000 	-	-
BRISTOL-MYERS SQUIBB COMPANY	COM		110122108	 1,263 		50,000 	SH		SOLE		-		50,000 	-	-
BROWN FORMAN CORP CL B 		COM		115637209	 2,250 		42,000 	SH		SOLE		-		42,000 	-	-
BURLINGTON NORTHERN SANTA FE	COM		12189T104	 2,466 		25,000 	SH		SOLE		-		25,000 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	 127 		50,000 	SH		SOLE		-		50,000 	-	-
CAVIUM NETWORKS, INC. CMN	COM		14965A101	 2,383 		100,000 SH		SOLE		-		100,000 -	-
CLOROX CO (THE) (DELAWARE) CMN	COM		189054109	 3,050 		50,000 	SH		SOLE		-		50,000 	-	-
CONAGRA INC CMN			COM		205887102	 1,153 		50,000 	SH		SOLE		-		50,000 	-	-
COPART INC CMN			COM		217204106	 2,930 		80,000 	SH		SOLE		-		80,000 	-	-
DARLING INTERNATIONAL INC CMN	COM		237266101	 2,263 		270,000 SH		SOLE		-		270,000 -	-
DIONEX CORPORATION CMN		COM		254546104	 665 		9,000 	SH		SOLE		-		9,000 	-	-
DOLBY LABORATORIES, INC.CLASS A	COM		25659T107	 3,580 		75,000 	SH		SOLE		-		75,000 	-	-
DYNAMEX INC CMN			COM		26784F103	 905 		50,000 	SH		SOLE		-		50,000 	-	-
EBAY INC. CMN			COM		278642103	 2,118 		90,000 	SH		SOLE		-		90,000 	-	-
EXXON MOBIL CORPORATION CMN	COM		30231G102	 1,534 		22,500 	SH		SOLE		-		22,500 	-	-
FIRST BANCORP @2.5 EXP3/20/10	PUT		318672102	 11 		200 	SH	PUT	SOLE		-		200 	-	-
FOSSIL INC CMN			COM		349882100	 3,624 		108,000 SH		SOLE		-		108,000 -	-
GILEAD SCIENCES CMN		COM		375558103	 865 		20,000 	SH		SOLE		-		20,000 	-	-
GUESS ?, INC. CMN		COM		401617105	 6,345 		150,000 SH		SOLE		-		150,000 -	-
H.J.HEINZ CO. CMN		COM		423074103	 1,189 		27,800 	SH		SOLE		-		27,800 	-	-
INTEL CORPORATION CMN		COM		458140100	 2,652 		130,000 SH		SOLE		-		130,000 -	-
LANDSTAR SYSTEM INC CMN		COM		515098101	 1,939 		50,000 	SH		SOLE		-		50,000 	-	-
LECROY CORP CMN			COM		52324W109	 730 		200,000 SH		SOLE		-		200,000 -	-
LORILLARD, INC. CMN		COM		544147101	 4,012 		50,000 	SH		SOLE		-		50,000 	-	-
MGM MIRAGE@  5 EXP 01/21/2012	PUT		552953101	 10 		100 	SH	PUT	SOLE		-		100 	-	-
MAGMA DESIGN AUTOMATION INC CMN	COM		559181102	 231 		100,000 SH		SOLE		-		100,000 -	-
MARTEK BIOSCIENCES CORP CMN	COM		572901106	 2,085 		110,000 SH		SOLE		-		110,000 -	-
MARTIN MARIETTA MATERIALS,INC	COM		573284106	 2,235 		25,000 	SH		SOLE		-		25,000 	-	-
MCDERMOTT INTL CMN		COM		580037109	 1,921 		80,000 	SH		SOLE		-		80,000 	-	-
MONARCH CASINO & RESORT INC 	COM		609027107	 540 		66,700 	SH		SOLE		-		66,700 	-	-
NOVABAY PHARMACEUTICALS, INC.	COM		66987P102	 431 		209,270 SH		SOLE		-		209,270 -	-
PHILIP MORRIS INTL INC CMN	COM		718172109	 2,410 		50,000 	SH		SOLE		-		50,000 	-	-
PINNACLE ENTMT INC CMN		COM		723456109	 1,796 		200,000 SH		SOLE		-		200,000 -	-
QUANTA SERVICES INC CMN		COM		74762E102	 2,084 		100,000 SH		SOLE		-		100,000 -	-
ROSS STORES,INC CMN		COM		778296103	 4,485 		105,000 SH		SOLE		-		105,000 -	-
SAFEWAY INC. CMN		COM		786514208	 2,129 		100,000 SH		SOLE		-		100,000 -	-
SCHWEITZER-MAUDUIT INTLINC CMN	COM		808541106	 4,221 		60,000 	SH		SOLE		-		60,000 	-	-
SEARS HOLDINGS CORPORATION CMN	COM		812350106	 209 		2,500 	SH		SOLE		-		2,500 	-	-
SHOE CARNIVAL INC CMN		COM		824889109	 1,024 		50,000 	SH		SOLE		-		50,000 	-	-
SKECHERS USA INC CL-A CMN	COM		830566105	 1,471 		50,000 	SH		SOLE		-		50,000 	-	-
SOLTA MEDICAL, INC CMN		COM		83438K103	 254 		125,000 SH		SOLE		-		125,000 -	-
SOUTHWESTERN ENERGY CO. CMN	COM		845467109	 1,205 		25,000 	SH		SOLE		-		25,000 	-	-
SPECTRANETICS CORP CMN		COM		84760C107	 348 		50,000 	SH		SOLE		-		50,000 	-	-
TECHWELL, INC. CMN		COM		87874D101	 661 		50,000 	SH		SOLE		-		50,000 	-	-
ULTRATECH INC CMN		COM		904034105	 1,484 		100,000 SH		SOLE		-		100,000 -	-
VIRCO MFG CORP (DELAWARE) CMN	COM		927651109	 674 		184,700 SH		SOLE		-		184,700 -	-
WMS INDS INC CMN		COM		929297109	 2,000 		50,000 	SH		SOLE		-		50,000 	-	-
WATERS CORPORATION COMMON STOCK	COM		941848103	 2,354 		38,000 	SH		SOLE		-		38,000 	-	-
WINDSTREAM CORPORATION CMN	COM		97381W104	 2,198 		200,000 SH		SOLE		-		200,000 -	-
YRC WORLDWIDE INC @3EXP 4/17/10	PUT		984249102	 13 		50 	SH	PUT	SOLE		-		50 	-	-
YRC WORDWIDE INC  @2EXP 4/17/10	PUT		984249102	 81 		500 	SH	PUT	SOLE		-		500 	-	-
SEAGATE TECHNOLOGY CMN		COM		G7945J104	 7,276 		400,000 SH		SOLE		-		400,000 -	-
SEARCHMEDIA HOLDINGS LTD CMN	COM		G8005Y106	 1,462 		200,000 SH		SOLE		-		200,000 -	-
FOSTER WHEELER AG CMN		COM		H27178104	 1,766 		60,000 	SH		SOLE		-		60,000 	-	-